Note 9 - Prepayments and Other (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Schedule of Other Current Assets [Table Text Block]
	December 31, 2012	December 31, 2013
Prepaid expenses	77	54
Other receivables	1,012	464
Total	1,089	518